[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]
Prospectus for Class R Share Funds

June 15, 2006

      Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.

      Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY. MAY LOSE VALUE.

NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK, BANK AFFILIATE, OR CREDIT UNION.
--------------------------------------------------------------------------------

                       TA IDEX CLASS R SHARES PROSPECTUS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

SECTION A -- FUND DESCRIPTIONS
         TA IDEX Asset Allocation - Conservative
              Portfolio................................    2
         TA IDEX Asset Allocation - Moderate
              Portfolio................................    5
         TA IDEX Asset Allocation - Moderate Growth
              Portfolio................................    8
         TA IDEX Asset Allocation - Growth Portfolio...   11

SECTION B -- DESCRIPTIONS OF CERTAIN UNDERLYING
  FUNDS................................................   14

SECTION C -- SHAREHOLDER INFORMATION
         Regulatory Proceedings........................   18
         Investment Adviser............................   18
         Buying Shares.................................   18
         Selling Shares................................   19
         Exchanging Shares.............................   19
         Features and Policies.........................   19
         Pricing of Shares.............................   20
         Distribution of Shares........................   20
         Other Distribution or Service Arrangements....   21
         Underwriting Agreement........................   22
         Distribution and Taxes........................   22
         Investment Policy Changes.....................   22
         Explanation of Strategies and Risks - Appendix
              A........................................  A-1

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds, including TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio and TA IDEX Asset Allocation - Conservative Portfolio (individually the "Fund" and collectively, the "Funds"). Please read this prospectus, which relates to Class R shares of the Funds only, carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) of the Funds.

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND...

In this prospectus, you will see references like the ones below. These references let you know at a glance the subject of the nearby paragraphs. The references serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the Fund's investment objective? Learn about the Fund's goal or objective. The Board of Trustees of TA IDEX may change the Fund's investment objective without shareholder approval. As with any investment, there can be no guarantee that the Fund will achieve its investment objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the Fund go about trying to meet its goal? Read about the types of investments the Fund contains and what style of investment philosophy it employs.

(ICON)
LIST OF UNDERLYING FUNDS
What are the underlying funds in which the Fund may invest. See the list of all underlying funds.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the Fund? Find out what type of risks are associated with the Fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the Fund?

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the Fund? Learn about the Fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the Fund and how much are they paid? See information about the Fund's investment adviser and portfolio construction manager, as well as the fees paid to them.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Conservative Portfolio is to seek current income and preservation of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 35% of assets in equities, 55% of assets in bonds, and 10% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Great Companies - America(SM)

  - TA IDEX Great Companies - Technology(SM)

  - TA IDEX Janus Growth

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J.P. Morgan Mid Cap Value

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mercury Global Allocation

  - TA IDEX Mercury Large Cap Value

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Salomon Investors Value

  - TA IDEX T. Rowe Price Small Cap

  - TA IDEX Templeton Great Companies Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------


- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek to preserve capital.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's performance has varied from year to year, and how the Fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG), a widely recognized unmanaged index of market performance which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years, and the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index) (secondary), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             20.22
2004                                                                              9.19
2005                                                                              3.76

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                  6/30/03           9.66%
------------------------------------------------------------
  Worst Quarter:                 3/31/05          (2.84)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                          2.77%      10.82%
--------------------------------------------------------------------
    Return after taxes on distributions(3)       1.63%       9.55%
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                       2.41%       8.69%
--------------------------------------------------------------------
  LBAG (reflects no deduction for fees,
  expenses, or taxes)                            2.43%       4.99%
--------------------------------------------------------------------
  Wilshire 5000 Index (secondary)(4)
  (reflects no deduction for fees, expenses,
  or taxes)                                      6.32%       6.86%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the Fund's performance relative to the strategy it employs.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (loads) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Other expenses                                                0.18%
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES                          0.78%
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES                                        0.78%
----------------------------------------------------------------------

(a) Estimates based upon annual fund operating expenses for fiscal year ended October 31, 2005, restated to reflect fees and estimated expenses of Class R shares.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through June 14, 2007, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $80      $249      $433        $966
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2005, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER, CFA, is Chief Investment Strategist at Morningstar Associates, LLC, and has been an institutional consultant since 1999. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990 to 1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2006.

(DOLLAR ICON)
UNDERLYING FUND EXPENSES
---------------------------------------------------------

Shareholders in the Fund will bear indirectly the proportionate expenses of the Class I shares of the underlying funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it invested as of December 31, 2005, the total annualized weighted average expense ratio of Class R of shares of the Fund (calculated as a percentage of average net assets) is estimated to be as follows:

                                    CLASS R
                                     1.63%

These expense ratios are estimates only, and may vary.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Moderate Portfolio is to seek capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 50% of assets in equities, 45% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, global markets' current valuations, and historical performance and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Great Companies - America(SM)

  - TA IDEX Great Companies - Technology(SM)

  - TA IDEX Janus Growth

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J. P. Morgan Mid Cap Value

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mercury Global Allocation

  - TA IDEX Mercury Large Cap Value

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Salomon Investors Value

  - TA IDEX T. Rowe Price Small Cap

  - TA IDEX Templeton Great Companies Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION

The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES

Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- FOREIGN SECURITIES

Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.
DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.
- INVESTOR PROFILE
This Fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's performance has varied from year to year and how the Fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index (LBAG) (secondary), which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. Each is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             23.02
2004                                                                             10.35
2005                                                                              5.35

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                   6/30/03         11.52%
------------------------------------------------------------
  Worst Quarter:                  3/31/05         (2.87)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                          4.35%      12.54%
--------------------------------------------------------------------
    Return after taxes on distributions(3)       3.42%      11.76%
--------------------------------------------------------------------
    Return after taxes in distributions and
    sales of fund shares(3)                      3.31%      10.46%
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                  6.32%       6.86%
--------------------------------------------------------------------
  LBAG (secondary)(4) (reflects no deduction
  for fees, expenses, or taxes)                  2.43%       4.99%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the Fund's performance relative to the strategy it employs.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Other expenses                                                0.17%
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES                          0.77%
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES                                        0.77%
----------------------------------------------------------------------

(a) Estimates based upon annual fund operating expenses for fiscal year ended October 31, 2005, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through June 14, 2007, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $79      $246      $428        $954
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2005, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER, CFA, is Chief Investment Strategist at Morningstar Associates, LLC, and has been an institutional consultant since 1999. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990 to 1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2006.

(DOLLAR ICON)
UNDERLYING FUND EXPENSES
---------------------------------------------------------

Shareholders in the Fund will bear indirectly the proportionate expenses of the Class I shares of the underlying funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it invested as of December 31, 2005, the total annualized weighted average expense ratio of Class R of shares of the Fund (calculated as a percentage of average net assets) is estimated to be as follows:

                                    CLASS R

                                     1.64%

The expense ratio is an estimate only, and may vary.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Moderate Growth Portfolio is to seek capital appreciation with current income as a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 70% of assets in equities, 25% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Great Companies - America(SM)

  - TA IDEX Great Companies - Technology(SM)

  - TA IDEX Janus Growth

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J. P. Morgan Mid Cap Value

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mercury Global Allocation

  - TA IDEX Mercury Large Cap Value

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Salomon Investors Value

  - TA IDEX T. Rowe Price Small Cap

  - TA IDEX Templeton Great Companies Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------


- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index
(LBAG) (secondary), which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             25.91
2004                                                                             10.76
2005                                                                              7.09

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                   6/30/03         13.26%
------------------------------------------------------------
  Worst Quarter:                  3/31/05         (2.95)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                          6.09%      14.11%
--------------------------------------------------------------------
    Returns after taxes on distributions(3)      5.33%      13.65%
--------------------------------------------------------------------
    Returns after taxes on distribution and
    sale of fund shares(3)                       4.55%      12.05%
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                  6.32%       6.86%
--------------------------------------------------------------------
  LBAG (secondary)(4) (reflects no deduction
  for fees, expenses, or taxes)                  2.43%       4.99%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local tax.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the Fund's performance relative to the strategy it employs.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Other expenses                                                0.20%
----------------------------------------------------------------------
                                                              --------
 TOTAL ANNUAL FUND OPERATING EXPENSES                          0.80%
 EXPENSE REDUCTION(b)                                          0.00%
                                                              --------
 NET OPERATING EXPENSES                                        0.80%
----------------------------------------------------------------------

(a) Estimates based upon annual fund operating expenses for fiscal year ended October 31, 2005, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through June 14, 2007, to waive fees and/or reimburse Fund expenses to the extent that

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

    the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $82      $255      $444        $990
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2005, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER, CFA, is Chief Investment Strategist at Morningstar Associates, LLC, and has been an institutional consultant since 1999. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990 to 1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2006.

(DOLLAR ICON)
UNDERLYING FUND EXPENSES
---------------------------------------------------------

Shareholders in the Fund will bear indirectly the proportionate expenses of the Class I shares of the underlying funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it invested as of December 31, 2005, the total annualized weighted average expense ratio of Class R of shares of the Fund (calculated as a percentage of average net assets) is estimated to be as follows:

                                    CLASS R
                                     1.69%

The expense ratio is an estimate only, and may vary.

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Growth Portfolio is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to invest primarily in underlying TA IDEX funds that expect to invest primarily in equities. The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value

- TA IDEX American Century Large Company Value

- TA IDEX Clarion Global Real Estate Securities

- TA IDEX Evergreen Health Care

- TA IDEX Evergreen International Small Cap

- TA IDEX Federated Market Opportunity

- TA IDEX Great Companies - America(SM)

- TA IDEX Great Companies - Technology(SM)

- TA IDEX Janus Growth

- TA IDEX Jennison Growth

- TA IDEX J.P. Morgan Mid Cap Value

- TA IDEX Marsico Growth

- TA IDEX Marsico International Growth

- TA IDEX Mercury Global Allocation

- TA IDEX Mercury Large Cap Value

- TA IDEX Neuberger Berman International

- TA IDEX Oppenheimer Developing Markets

- TA IDEX Salomon Investors Value

- TA IDEX T. Rowe Price Small Cap

- TA IDEX Templeton Great Companies Global

- TA IDEX Transamerica Balanced

- TA IDEX Transamerica Equity

- TA IDEX Transamerica Growth Opportunities

- TA IDEX Transamerica Small/Mid Cap Value

- TA IDEX Transamerica Value Balanced

- TA IDEX UBS Large Cap Value

- TA IDEX Van Kampen Mid-Cap Growth

- TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             29.56
2004                                                                             11.85
2005                                                                              8.96

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                   6/30/03         15.86%
------------------------------------------------------------
  Worst Quarter:                  3/31/03         (4.03)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR       FUND
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                          7.96%      16.08%
--------------------------------------------------------------------
    Return after taxes on distributions(3)       7.38%      15.78%
--------------------------------------------------------------------
    Return after taxes in distributions and
    sales of fund shares(3)                      5.82%      13.90%
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                  6.32%       6.86%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local tax.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Other expenses                                                0.24%
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES                          0.84%
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES                                        0.84%
----------------------------------------------------------------------

(a) Estimates based upon annual fund operating expenses for fiscal year ended October 31, 2005, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through June 14, 2007, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $86      $268      $466       $1,037
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2005, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER, CFA, is Chief Investment Strategist at Morningstar Associates, LLC, and has been an institutional consultant since 1999. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990 to 1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2006.

(DOLLAR ICON)
UNDERLYING FUND EXPENSES
---------------------------------------------------------

Shareholders in the Fund will bear indirectly the proportionate expenses of the Class I shares of the underlying funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it invested as of December 31, 2005, the total annualized weighted average expense ratio of Class R of shares of the Fund (calculated as a percentage of average net assets) is estimated to be as follows:

                                    CLASS R
                                     1.76%

The expense ratio is an estimate only, and may vary.

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

This section describes the underlying funds in which some or all of the Funds may invest and summarizes their respective investment objectives and principal investment strategies and risks. Additional information about the underlying funds' investment strategies and risks may be found in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from more than 40 industries and from more than 40 developed countries. The fund primarily invests in issues that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund's investment policies emphasize investments that are determined to be undervalued by the fund's sub-adviser. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; liquidity risk; derivatives risk; options risk; short sales risk; repurchase agreements risk; credit risk; hedging risk; currency risk; interest rate risk; warrants and rights risk; securities lending risk; convertible securities risk; leveraging risk; and market risk.

  - TA IDEX American Century Large Company Value seeks long-term capital growth with income as a secondary goal by investing principally in U.S. equity securities (under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index). The fund invests primarily in larger companies. The fund's sub-adviser uses a value investment strategy. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; fixed-income securities risk; derivatives risk; and market risk.

  - TA IDEX Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities (under normal conditions, the fund will invest at least 80% of its assets in a portfolio of issuers that are principally engaged in the real estate industry). Total return consists of realized and unrealized capital gains and losses plus income. The fund's portfolio will composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; REITs risk; small- or medium-sized companies risk; portfolio turnover risk; convertible securities risk; fixed-income securities risk; real estate securities risk; mortgage-related securities risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Evergreen Health Care seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of the fund's assets in the equity securities of healthcare companies. The principal risks of investing in this underlying fund are: investing in common stocks; healthcare sector risk; foreign securities risk; small-or medium-sized companies risk; value risk; derivatives risk; futures risk; options risk; hedging risk; short sales risk; portfolio turnover risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Evergreen International Small Cap seeks capital growth by investing principally in equity securities of small companies located in at least three countries, one of which may be the United States (the fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks). The fund seeks to invest in equity securities of issuers that the sub-adviser believes are well-managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; emerging markets risk; small- and medium-sized companies risk; fixed-income securities risk; preferred stocks risk; convertible securities risk; real estate securities risk; REITs risk; hedging risk; derivatives risk; currency risk; and market risk.

  - TA IDEX Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund's sub-adviser deems to be undervalued or out-of-favor or securities that it believes are attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; emerging markets risk; currency risk; fixed-income securities risk; interest rate risk; credit risk; high-yield debt security risk; country, sector or industry focus risk; convertible securities risk; REITs risk; investment companies risk; hedging risk; hybrid instruments risk; liquidity risk; leveraging risk; derivatives risk; options risk; exchange-traded funds risk; portfolio turnover risk; and market risk.

  - TA IDEX Great Companies - America(SM) seeks long-term growth of capital by investing principally in large-cap stocks. The fund seeks to invest in common stocks of large, established, United States based companies that the fund's sub-adviser has selected from a group of companies that it has identified, in its opinion, as being "great companies" based on an intrinsic value approach. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; value risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Great Companies - Technology(SM) seeks long-term growth of capital by investing in common stocks of companies that offer technology or related products and services. The fund's sub-adviser generally invests at least 80% of the fund's assets in such stocks. The fund seeks to invest in stocks of large, established, companies that rely extensively on technology in their product development or operations, that have benefited from technological progress in their operating history and that the fund's sub-adviser has selected from a group of companies that it has identified, in its opinion, as being "great companies" based on an intrinsic value approach. The principal risks of investing in this underlying fund are: investing in common stocks; technology stocks risk; growth stocks risk; value risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

  - TA IDEX Janus Growth seeks growth of capital by investing principally in equity securities listed on national exchanges or on NASDAQ that the fund's sub-adviser believes have a good potential for capital growth, some of which may be foreign issuers. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; foreign securities risk; repurchase agreements risk; futures risk; derivatives risk; and market risk.

  - TA IDEX Jennison Growth seeks long-term growth of capital by investing substantially all of its assets in equity securities (principally common stocks, warrants, rights and depositary receipts) of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; medium-sized companies risk; foreign stocks risk; preferred stocks risk; warrants and rights risk; and market risk.

  - TA IDEX JPMorgan International Bond seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities of foreign issuers. The sub-adviser seeks to achieve this objective by investing at least 80% of the Fund's assets in high-quality bonds under normal market conditions. The sub-adviser also determines whether to buy and sell securities using a combination of fundamental research and bond currency valuation models. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; credit risk; interest rate risk; currency risk; country, sector or industry focus risk; derivatives risk; hedging risk; liquidity risk; options risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX J.P. Morgan Mid Cap Value seeks growth from capital appreciation by investing primarily (at least 80% of net assets under normal conditions) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the fund's sub-adviser believes to be undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; small-and medium-sized companies risk; value risk; foreign securities risk; convertible securities risk; preferred stocks risk; over-the-counter investing risk; derivatives risk; and market risk.

  - TA IDEX Marsico Growth seeks long-term growth of capital by investing principally in common stocks. Under normal circumstances, the fund invests at least 80% of its total assets in a diversified portfolio of common stocks of large- and medium-sized companies selected for their growth potential. The fund's sub-adviser uses an approach that combines "top down" analysis of economic and social trends with "bottom up" stock selection. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; medium-sized companies risk; foreign securities risk; and market risk.

  - TA IDEX Marsico International Growth seeks long-term growth of capital by investing primarily in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in common stocks of companies operating in emerging markets. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; default risk; and market risk.

  - TA IDEX Mercury Global Allocation seeks to provide high total investment return by investing in a portfolio of both equity and fixed-income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. At any time, the fund may emphasize either debt securities or equity securities. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; small- or medium-sized companies risk; currency risk; liquidity risk; preferred stocks risk; convertible securities risk; fixed-income securities risk; distressed securities risk; high-yield debt security risk; interest rate risk; precious metal related securities risk; credit risk; real estate securities risk; warrants and rights risk; hedging risk; derivatives risk; securities lending risk; syndicated bank loans risk; and market risk.

  - TA IDEX Mercury Large Cap Value seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstance, the fund invests at least 80% of its assets in equity securities which are, at the time of purchase, included in the Russell 1000 Value Index. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; and market risk.

  - TA IDEX Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The Fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; growth stocks risk; foreign securities risk; country, sector or industry focus risk; emerging markets risk; small- or medium-sized companies risk; derivatives risk; credit risk; interest rate risk; currency risk; hedging risk; securities lending risk; liquidity risk; leveraging risk; and market risk.

  - TA IDEX Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries. In selecting securities, the fund's sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; foreign securities risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed-income securities risk; convertible securities risk; preferred stocks risk; currency risk; liquidity risk; derivatives risk; options risk; hedging risk; credit risk; interest rate risk; warrants and rights risk; portfolio turnover risk; and market risk.

  - TA IDEX PIMCO Real Return TIPS seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing principally in Treasury Inflation-Indexed Securities (or "TIPS"). The

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

    fund's sub-adviser invests, under normal circumstances, at least 80%, of the fund's assets in TIPS of varying maturities. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; interest rate risk; leveraging risk; high-yield debt security risk; hedging risk; tax consequences risk; CPI-U measurement risk; credit risk; market risk; issuer risk; liquidity risk; mortgage risk; currency risk; non-diversification risk (this underlying fund is non-diversified); and foreign securities risk.

  - TA IDEX PIMCO Total Return seeks maximum total return consistent with preservation of capital and prudent investment management by investing principally in a diversified portfolio of fixed-income securities of varying maturities. The fund may invest its assets in derivative instruments. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; mortgage-related securities risk; foreign securities risk; hedging risk; leveraging risk; high-yield debt security risk; and market risk.

  - TA IDEX Salomon Investors Value seeks long-term growth of capital with current income as a secondary objective by investing principally in common stocks of established U.S. companies. The fund's sub-adviser focuses on large capitalization companies and seeks to identify companies with solid growth potential at reasonable values. To a lesser degree, the fund invests in income producing securities such as debt securities. The principal risks of investing in this underlying fund are: investing in common stocks; fixed-income securities risk; value risk; and market risk.

  - TA IDEX T. Rowe Price Small Cap seeks long-term growth of capital by investing primarily in common stocks of small-cap growth companies (the fund will normally invest at least 80% of its assets in small-cap growth companies). The fund's sub-adviser uses a number of quantitative models to identify key characteristics of small-cap growth stocks. The principal risks of investing in this underlying fund are: investing in common stocks; smaller companies risk; growth stocks risk; foreign securities risk; derivatives risk; futures risk; options risk; and market risk.

  - TA IDEX Templeton Great Companies Global seeks long-term growth of capital through the allocation of assets between a domestic and an international portfolio managed by two different sub-advisers. The domestic portfolio invests in common stocks of U.S. based companies that meet the sub-adviser's screens. The international portfolio invests in foreign securities, primarily foreign equity securities. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; emerging markets risk; derivatives risk; country, sector or industry focus risk; smaller companies risk; fixed-income securities risk; preferred stocks risk; and market risk.

  - TA IDEX Transamerica Balanced seeks long-term capital growth and current income with a secondary objective of capital preservation, by investing principally 60% to 70% of the fund's total assets in common stock with the remaining 30% to 40% of the fund's assets primarily invested in high quality bonds with maturities of less than 30 years. At times, the fund's sub-adviser may shift positions held in bonds and stocks according to business and investment conditions. The principal risks of investing in this underlying fund are: investing in common stocks; fixed-income securities risk; small- or medium-sized companies risk; and market risk.

  - TA IDEX Transamerica Convertible Securities seeks maximum total return through a combination of current income and capital appreciation by investing principally in convertible securities. The fund normally will invest at least 80% of its assets in convertible securities. The principal risks of investing in this underlying fund are: convertible securities risk; investing in common stocks; fixed-income securities risk; foreign securities risk; derivatives risk; and market risk.

  - TA IDEX Transamerica Equity seeks to maximize long-term growth by generally investing at least 80% of its assets in a diversified portfolio of domestic common stocks. The fund's sub-adviser selects securities of growth companies believed to be undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; value risk; and market risk.

  - TA IDEX Transamerica Flexible Income seeks to provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as a secondary objective, by investing principally in fixed-income debt securities and cash or cash equivalents (the fund will generally invest in at least 80%, and may invest all of its total assets in fixed-income debt securities and cash or cash equivalents). The fund may use short-term trading as a means of managing its portfolio to achieve its investment objective. The principal risks of investing in this underlying fund are: fixed-income securities risk; active trading risk; convertible securities risk; preferred stocks risk; high-yield debt security risk; warrants and rights risk; and market risk.

  - TA IDEX Transamerica Growth Opportunities seeks to maximize long-term growth by investing principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; preferred stocks risk; convertible securities risk; small- or medium-sized companies risk; warrants and rights risk; fixed-income securities risk; and market risk.

  - TA IDEX Transamerica High-Yield Bond seeks a high level of current income by investing in high-yield debt securities. It seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of high-yield/high risk bonds (commonly known as "junk bonds"). These junk bonds are high risk debt securities rated in medium or lower categories or determined by the fund's sub-adviser to be of comparable quality. The principal risks of investing in this underlying fund are: fixed-income securities risk; high-yield debt security risk; and market risk.

  - TA IDEX Transamerica Money Market seeks maximum current income from money market securities consistent with liquidity and preservation of principal by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments: short-term corporate obligations, obligations issued or guaranteed

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

    by the U.S. and foreign governments and their agencies and instrumentalities, obligations of U.S. and foreign banks, and repurchase agreements involving any of the securities mentioned above. The principal risks of investing in this underlying fund are: interest rate risk; default risk; foreign securities risk; and market risk.

  - TA IDEX Transamerica Short-Term Bond seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short-term and intermediate-term investment-grade corporate obligations, obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, and mortgage-backed securities. Normally, the fund will invest at least 80% of its assets in bonds. The principal risks of investing in this underlying fund are: fixed-income securities risk; mortgage-related securities risk; interest rate risk; default risk; foreign securities risk; and market risk.

  - TA IDEX Transamerica Small/Mid Cap Value seeks to maximize total return by investing, under normal conditions, at least 80% of its assets in small- and mid-cap equity securities of domestic companies. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; small- or medium-sized companies risk; foreign securities risk; emerging markets risk; and market risk.

  - TA IDEX Transamerica Value Balanced seeks preservation of capital and competitive investment returns by investing principally in income-producing common and preferred stocks; debt obligations of U.S. issuer, some of which are convertible into common stocks; U.S. Treasury bonds, notes and bills; money market instruments; covered call options and put options. The principal risks of investing in this underlying fund are: investing in common stocks; preferred stocks risk; value risk; convertible securities risk; fixed-income securities risk; options risk; and market risk.

  - TA IDEX UBS Large Cap Value seeks to maximize total return, consisting of capital appreciation and current income by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. In selecting securities the fund's sub-adviser focuses on among other things, identifying discrepancies between a security's fundamental value and its market price. The principal risks of investing in this underlying fund are: investing in common stocks; preferred stocks risk; value risk derivatives risk; options risk; futures risks; and market risk.

  - TA IDEX Van Kampen Emerging Markets Debt seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; currency risk; derivatives risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Van Kampen Mid-Cap Growth seeks capital growth by investing, under normal circumstances, at least 80% of its assets at the time of investment in securities of medium-sized companies. The fund's sub-adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong, free cash flow and compelling business strategies. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; small- or medium-sized companies risk; foreign securities risk; convertible securities risk; preferred stocks risk; warrants and rights risk; futures, options and derivatives risk; and aggressive investing risk.

  - TA IDEX Van Kampen Small Company Growth seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies (under normal circumstances, at least 80% of the fund's assets will be invested in such securities). The principal risks of investing in this underlying fund are: investing in common stocks; smaller companies risk; growth stocks risk; foreign securities risk; emerging markets risk; and market risk.

Under adverse or unstable market conditions, the underlying funds can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in the market.

SECTION C -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the Funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the Funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX is run by a Board of Trustees. The assets of each Fund are managed by an investment adviser, who in turn selects sub-advisers, which employ the portfolio manager(s). All such advisers to the Funds are supervised by the Board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into agreements with Morningstar Associates, LLC (the Portfolio Construction Manager). The investment adviser also monitors the Portfolio Construction Manager's asset allocation recommendations and the Funds' administration. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of each Fund, and is paid at the rates previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V. Great Companies, L.L.C., a sub-adviser to certain funds, is a 47.5% owned indirect subsidiary of AUSA. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. Great Companies, L.L.C., AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

BUYING SHARES

Class R shares of the TA IDEX Funds in this prospectus are intended for purchase by participants in certain retirement plans described below and under the following conditions:

- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

- Class R shares are available only to eligible retirement plans where Class R shares are held on the books of the Funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

- The plan's recordkeeper or financial service firm serving as an intermediary must have an agreement with TA IDEX or its agents to utilize Class R shares in certain investment products or programs.

The financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a Fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by

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retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

OPENING AN ACCOUNT AND PURCHASING SHARES

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan's administrator, recordkeeper or financial service firm serving as an intermediary. There is no minimum initial investment for Class R shares.

Please refer to the retirement plan documents for information on how to purchase Class R shares of the Funds and any fees that may apply.

TA IDEX must receive your payment within three business days after your order is accepted.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege. Each Fund reserves the right to discontinue offering Class R shares at any time, to liquidate Class R shares, or to cease investment operations entirely.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time. Please refer to the retirement plan documents for information on how to redeem Class R shares of the Funds.

Shares will normally be redeemed for cash, although each Fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI of the Funds for more details.

EXCHANGING SHARES

- If authorized by your plan, you can request an exchange of your shares in one Fund for Class R shares of another Fund offered in this prospectus. Please refer to your plan's documents for additional information.

- An exchange is treated as a redemption of a Fund's shares, followed by a purchase of the shares of the Fund into which you exchanged. Prior to making exchanges into a Fund that you do not own, please read the prospectus of that Fund carefully.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be "excessive" or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the Funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Reallocations in TA IDEX underlying funds by a Fund in furtherance of the Fund's objective are not considered to be market timing or excessive trading.

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PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share (NAV) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all Funds and shares of the underlying funds in which the Funds invest is determined on each day the New York Stock Exchange (NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Orders for shares of the Funds and corresponding orders for the TA IDEX underlying funds are priced on the same day when orders for shares of the Funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

Foreign securities held by the underlying funds in which the Funds invest may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of an underlying fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS CALCULATED

The NAV of the Funds and each underlying fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding. In the case of the Funds, because they invest substantially all of their assets in underlying funds under normal market conditions, their NAVs will depend on the NAVs of the underlying funds in which they invest.

In general, securities and other investments held by an underlying fund (or in certain circumstances, the Fund) are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the underlying funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

DISTRIBUTION OF SHARES

DISTRIBUTION PLANS

The Board of Trustees of TA IDEX has adopted a 12b-1 Plan for Class R shares of each Fund. Under the 12b-1 Plan, the Funds may pay TA IDEX's distributor, AFSG Securities Corporation (AFSG), an annual fee of up to 0.50% of average daily net assets attributable to Class R shares, which includes an annual service fee of 0.25%, for distribution and shareholder services.

THE EFFECT OF RULE 12B-1 PLANS. In general, because 12b-1 plan fees are paid on an ongoing basis, these fees will increase the
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cost of your investment and may cost more than other types of sales charges. For a complete description of the Funds' 12b-1 Plan, see the SAI.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. (TCI), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds and other TA IDEX funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by a Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased fund expenses. They are not reflected in the Fees and Expenses listed in the fees and expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of a Fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Associated Securities, Securities America and Centaurus Financial, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also pays flat annual fees ranging from $5,000 to $17,500 to Centaurus Financial, Transamerica Financial Advisors, and Associated Securities, Inc. TCI is also committed to pay to participate in meetings and events of other broker/dealers and banks.

As of the date of this prospectus, TCI has such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., Centaurus Financial, Compass Group, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Legg Mason, Merrill Lynch, Morgan Stanley, PNC, Prudential Investments, RBC Dain Rauscher, Securities America, Signator Investors, Transamerica Financial Advisors, UBS Financial, US Bancorp and Wachovia Securities.

For the calendar year ended December 31, 2005, TCI paid approximately $3.1 million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $3,000 to $112,000 for a total of $605,041 from the following financial services firms to participate in its events: T. Rowe Price; American Century; Merrill Lynch; Pacific Investment Management, LLC; Van Kampen Investments; Prudential; MFS; Lehman Brothers; Great Companies; Franklin Templeton; Evergreen Investments; Citigroup; Bank of America; and Janus Capital Management.

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

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Although a Fund may use financial firms that sell fund shares to effect transactions for the Fund's portfolio, the Fund and its investment adviser or Portfolio Construction Manager will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG, located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of Fund shares and bears the expenses of offering these shares to the public. The Funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class R shares, AFSG, or its agent, reallows or pays to intermediaries who sold them 100% of the average daily net assets of those shares.

DISTRIBUTIONS AND TAXES

The Funds will distribute all or substantially all of their net investment income and net capital gains to their shareholders each year. The Fund will not have to pay income tax on amounts it distributes to shareholders. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on such distributions.

Investors who invest through tax-deferred accounts, such as IRAs and qualified retirement plans, will ordinarily not be subject to tax until a plan distribution is made, whether at retirement or otherwise, at which time such plan distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisors regarding their investments in a tax-deferred account.

You must provide your taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service upon your investment in Fund shares.

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in TA IDEX.

INVESTMENT POLICY CHANGES

Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the Funds reserve the right to discontinue offering shares at any time, to liquidate a class of shares or to cease operations entirely.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the Funds and the description of the underlying funds in which the Funds may invest you found descriptions of the principal strategies and risks associated with the Funds and their underlying funds. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the Funds and their underlying funds. Then refer to this section and read about the particular strategies, and risks, directly or indirectly associated with an investment in the Funds. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. Each Fund qualifies as a diversified fund under the 1940 Act, although certain of the underlying funds do not.

ASSET ALLOCATION

The Portfolio Construction Manager allocates each Fund's assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or a Fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

UNDERLYING FUNDS

Each Fund is subject to the effects of the business and regulatory developments that affect the underlying funds and the investment company industry generally. A Fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the Fund bears. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, each Fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks described herein. In addition, a Fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by a Fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. A Fund's investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the Fund or an underlying fund.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks an underlying fund may hold fluctuate in price, the value of a Fund's investment will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLE SECURITIES

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though an underlying fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from

                                   APPENDIX A-1
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poors Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, an underlying fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issues, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of underlying fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. An underlying fund may also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. An underlying fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- CURRENCY TRADING COSTS. An underlying fund may incur costs when it converts other currencies into dollars, and vice-versa.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, an underlying fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by an underlying funds' custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. An underlying fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the underlying fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In

                                   APPENDIX A-2
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EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, an underlying fund which invests in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, an underlying fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

DERIVATIVES. An underlying fund may use derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and an underlying fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between an underlying fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investment than exchange-traded instruments. An underlying fund bears the risk that the counterparty could default under a swap agreement. Further, an underlying fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment.

These notes expose an underlying fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, an underlying fund may receive more or less principal that it originally invested. An underlying fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the underlying funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if an underlying fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an underlying fund uses derivatives for leverage, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, an underlying fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an underlying fund will engage in derivatives

                                   APPENDIX A-3
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  transactions at any time or from time to time. An underlying fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to an underlying fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for an underlying fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. An underlying fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mis-pricing or improper valuation or derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an underlying fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose an underlying fund to leverage risks or carry liquidity risks. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of an underlying fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to an underlying fund's limitations on investing in illiquid securities. If an underlying fund's manager makes the incorrect prediction, the opportunity for loss can he magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

An underlying fund may invest in "Fixed-Income Instruments," which include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (U.S. Government Securities);

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

- obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

An underlying fund also may invest in derivatives based on Fixed-Income Instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

An underlying fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. An underlying fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value

- risks relating to general and local economic conditions

- over-building

- increased competition for assets in local and regional markets

- increases in property taxes

- increases in operating expenses or interest rates

- change in neighborhood value or the appeal of properties to tenants

- insufficient levels of occupancy

- inadequate rents to cover operating expenses

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Certain underlying funds may invest in REITs. Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that an underlying fund invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and an underlying fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTING IN SYNDICATED BANK LOANS

An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, an underlying fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, an underlying fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to an underlying fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

INVESTING IN SPECIAL SITUATIONS

An underlying fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of the fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event; or

- a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to an underlying fund will depend on the size of the fund's investment in a situation.

TAX-EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage the underlying funds in a tax-efficient manner. These underlying funds seek to minimize capital gains distributions through its investment strategy. To do so, a sub-adviser generally seeks to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the managers looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the underlying funds.

There is no guarantee an attempt to manage the underlying funds in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the

                                   APPENDIX A-6

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

underlying funds. The underlying funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in the Fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, each Fund will not invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies, although the Funds may invest in underlying funds that may concentrate their investments in a particular industry. In addition, to the extent an underlying fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

An underlying fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying fund may lose money and there may be a delay in recovering the loaned securities. An underlying fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying fund.

IPOS

Initial public offerings (IPOs) are subject to specific risks which include, among others:

- high volatility;

- no track record for consideration;

- securities may be illiquid; and

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the underlying funds may, at times, choose to hold some portion of their net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the underlying funds increase their cash or debt investment position, their income may increase while their ability to participate in stock market advances or declines decrease. Furthermore, when the underlying funds assume a temporary defensive position they may not be able to achieve their investment objectives.

INTERNET OR INTRANET SECTOR RISK

Certain underlying funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such underlying funds' shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

An underlying fund may sell securities "short against the box." A short sale is the sale of a security that an underlying fund does not own, or, if the underlying fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the underlying fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may outperform or underperform other funds that employ a different investment style. The underlying funds may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity of adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

                                   APPENDIX A-7

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

The underlying funds are permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds' Board of Trustees. The underlying funds are not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the underlying funds to other risks and considerations, which are discussed in the funds' SAIs.

                                   APPENDIX A-8

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

   THE INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
                                 ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
              Distributor: AFSG Securities Corporation, Member NASD

       Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                 P.O. Box 219945
                           Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2006, as supplemented June 1, 2006, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.